Inventories	12 Months Ended
Dec. 31, 2021
Inventories
Inventories

10     Inventories

Inventories are comprised of the following:

	As of December 31,
In thousands of USD	2020	2021
Merchandise available for sale	9,744	12,379
Less: Provision for slow moving and obsolete inventories	(1,523)	(1,431)
Total Inventories	8,221	10,948

The total cost of revenue, which consists primarily of the purchase price of consumer products, recognized as an expense in the consolidated profit or loss was USD 67,385 thousand (2020: USD 53,397 thousand and 2019: USD 94,595 thousand).

Provision for slow moving and obsolete inventories

The movement in the provision for inventories is as follows:

In thousands of USD	Inventories Provision
Balance as of January 1, 2020	1,324
Additions	969
Reversal	(432)
Use of provision	(391)
Effect of translation	53
Balance as of December 31, 2020	1,523
Additions	765
Reversal	(349)
Use of provision	(436)
Effect of translation	(72)
Balance as of December 31, 2021	1,431

The provisions are reversed whenever correspondent items are either sold or returned to the vendors.

The decrease in the provisions relates to a faster movement of stock due to the increasing investment in campaigns.